Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Accumulated other comprehensive loss [Member]
Beginning balance at Dec. 31, 2023	$ 883,313	$ 741	$ 3,166,012	$ (2,259,694)		$ (23,746)
Net loss / (income)	3,056			3,056
Loss on foreign currency translation, net of tax of $0	(7,612)					(7,612)
Shared based compensation	9,149		9,149
Restricted stock units issued (Note 11)		1	(1)
Common shares repurchased (Note 12)	(14,000)				$ (14,000)
Ending balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Beginning balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)		(23,746)
Net loss / (income)	(11,351)
Loss on foreign currency translation, net of tax of $0	4,441
Ending balance at Sep. 30, 2024	877,024	750	3,191,624	(2,271,045)	(25,000)	(19,305)
Beginning balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Net loss / (income)	(1,430)			(1,430)
Loss on foreign currency translation, net of tax of $0	(6,055)					(6,055)
Shared based compensation	5,589		5,589
Restricted stock units issued (Note 11)		7	(7)
Capital contribution (Note 11)	1,843		1,843
Common shares repurchased (Note 12)	(11,000)				(11,000)
Ending balance at Jun. 30, 2024	862,853	749	3,182,585	(2,258,068)	(25,000)	(37,413)
Net loss / (income)	(12,977)			(12,977)
Loss on foreign currency translation, net of tax of $0	18,108					18,108
Shared based compensation	9,040		9,040
Restricted stock units issued (Note 11)		1	(1)
Ending balance at Sep. 30, 2024	877,024	750	3,191,624	(2,271,045)	(25,000)	(19,305)
Beginning balance at Dec. 31, 2024	879,261	750	3,199,119	(2,237,534)	(42,586)	(40,488)
Net loss / (income)	(19,472)			(19,472)
Loss on foreign currency translation, net of tax of $0	4,076					4,076
Shared based compensation	7,624		7,624
Restricted stock units issued (Note 11)		1	(1)
Common shares repurchased (Note 12)	(9,998)				(9,998)
Common shares reissued	394		49		345
Ending balance at Mar. 31, 2025	861,885	751	3,206,791	(2,257,006)	(52,239)	(36,412)
Beginning balance at Dec. 31, 2024	879,261	750	3,199,119	(2,237,534)	(42,586)	(40,488)
Net loss / (income)	(157,279)
Loss on foreign currency translation, net of tax of $0	20,208
Ending balance at Sep. 30, 2025	710,415	763	3,216,220	(2,394,813)	(91,475)	(20,280)
Beginning balance at Mar. 31, 2025	861,885	751	3,206,791	(2,257,006)	(52,239)	(36,412)
Net loss / (income)	(50,132)			(50,132)
Loss on foreign currency translation, net of tax of $0	14,655					14,655
Shared based compensation	140		140
Restricted stock units issued (Note 11)		11	(11)
Common shares repurchased (Note 12)	(20,000)				(20,000)
Common shares reissued	370		(33)		403
Ending balance at Jun. 30, 2025	806,918	762	3,206,887	(2,307,138)	(71,836)	(21,757)
Net loss / (income)	(87,675)			(87,675)
Loss on foreign currency translation, net of tax of $0	1,477					1,477
Shared based compensation	7,426		7,426
Restricted stock units issued (Note 11)		1	(1)
Capital contribution (Note 11)	1,966		1,966
Common shares repurchased (Note 12)	(20,000)				(20,000)
Common shares reissued	303		(58)		361
Ending balance at Sep. 30, 2025	$ 710,415	$ 763	$ 3,216,220	$ (2,394,813)	$ (91,475)	$ (20,280)